Contingent Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingent liability for guarantees [member]
Disclosure of Contingent Liabilities [Line Items]
Guarantees of loans to other companies	kr 16	kr 15